Portfolio of Investments
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2016-20L Class 1
12/01/2036	2.810%	4,866,190	5,041,975
Series 2017-20E Class 1
05/01/2037	2.880%	431,060	446,859
Series 2017-20F Class 1
06/01/2037	2.810%	3,452,903	3,568,963
Series 2017-20G Class 1
07/01/2037	2.980%	2,989,286	3,113,694
Series 2017-20H Class 1
08/01/2037	2.750%	2,592,907	2,657,919
Series 2017-20I Class 1
09/01/2037	2.590%	4,629,416	4,689,724
Total Asset-Backed Securities — Agency (Cost $18,961,763)			19,519,134

Corporate Bonds & Notes 47.9%

Aerospace & Defense 0.8%
Boeing Co. (The)
08/01/2059	3.950%	2,265,000	2,021,202
General Dynamics Corp.
04/01/2050	4.250%	545,000	675,712
Northrop Grumman Corp.
01/15/2028	3.250%	3,890,000	4,035,203
10/15/2047	4.030%	5,805,000	6,634,265
05/01/2050	5.250%	747,000	1,009,464
Total			14,375,846
Automotive 0.1%
General Motors Co.
04/01/2048	5.400%	2,230,000	1,572,362
Banking 5.6%
Bank of America Corp.(a)
12/20/2028	3.419%	1,310,000	1,347,304
07/23/2030	3.194%	12,780,000	13,026,666
10/22/2030	2.884%	6,570,000	6,559,945
03/20/2051	4.083%	865,000	978,164
Capital One Financial Corp.
01/31/2028	3.800%	1,210,000	1,188,116
Citigroup, Inc.(a)
01/29/2031	2.666%	3,707,000	3,588,499
03/31/2031	4.412%	4,314,000	4,738,099
04/24/2048	4.281%	1,530,000	1,676,987
Goldman Sachs Group, Inc. (The)(a)
04/23/2039	4.411%	2,175,000	2,275,681
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)
07/08/2044	4.800%	6,790,000	7,910,182
JPMorgan Chase & Co.(a)
10/15/2030	2.739%	21,790,000	21,864,254
Morgan Stanley(a)
01/22/2031	2.699%	7,960,000	7,734,341
Wells Fargo & Co.(a)
10/30/2030	2.879%	12,261,000	12,140,802
02/11/2031	2.572%	11,125,000	10,607,701
Total			95,636,741
Cable and Satellite 2.0%
Charter Communications Operating LLC/Capital
03/01/2050	4.800%	14,170,000	14,846,051
Comcast Corp.
08/15/2047	4.000%	8,380,000	9,705,318
11/01/2052	4.049%	8,651,000	10,248,132
Total			34,799,501
Chemicals 0.4%
Dow Chemical Co. (The)
05/15/2049	4.800%	3,211,000	3,310,225
DowDuPont, Inc.
11/15/2048	5.419%	1,295,000	1,496,304
LYB International Finance III LLC
10/15/2049	4.200%	2,270,000	2,178,875
Total			6,985,404
Consumer Products 0.1%
Procter & Gamble Co. (The)
03/25/2050	3.600%	1,295,000	1,586,419
Diversified Manufacturing 1.0%
3M Co.
08/26/2049	3.250%	1,600,000	1,673,483
Carrier Global Corp.(b)
04/05/2040	3.377%	2,270,000	2,005,568
04/05/2050	3.577%	4,070,000	3,530,488
General Electric Co.
03/11/2044	4.500%	3,265,000	3,254,961
United Technologies Corp.
06/01/2042	4.500%	3,000,000	3,424,243
11/16/2048	4.625%	2,870,000	3,390,521
Total			17,279,264
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 7.5%
AEP Texas, Inc.
01/15/2050	3.450%	7,705,000	6,956,756
Berkshire Hathaway Energy Co.(b)
10/15/2050	4.250%	940,000	1,070,574
CenterPoint Energy, Inc.
09/01/2049	3.700%	3,485,000	3,098,279
CMS Energy Corp.
02/15/2027	2.950%	6,374,000	6,284,854
03/31/2043	4.700%	1,932,000	2,085,113
03/01/2044	4.875%	4,615,000	5,207,452
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	4,315,000	4,387,716
04/01/2050	3.950%	1,095,000	1,160,533
Dominion Energy, Inc.
03/15/2049	4.600%	3,325,000	3,379,241
DTE Energy Co.
10/01/2026	2.850%	13,207,000	12,995,227
06/15/2029	3.400%	7,155,000	7,148,242
Duke Energy Corp.
09/01/2046	3.750%	16,287,000	16,290,810
Duke Energy Indiana LLC
10/01/2049	3.250%	1,654,000	1,675,914
Emera U.S. Finance LP
06/15/2046	4.750%	6,160,000	5,747,569
FirstEnergy Corp.
07/15/2047	4.850%	1,250,000	1,384,406
Georgia Power Co.
01/30/2050	3.700%	1,110,000	1,164,158
Indiana Michigan Power Co.
07/01/2047	3.750%	4,614,000	4,507,330
Oncor Electric Delivery Co. LLC
09/15/2049	3.100%	1,740,000	1,729,837
Oncor Electric Delivery Co. LLC(b)
05/15/2050	3.700%	1,400,000	1,621,794
PacifiCorp.
02/15/2050	4.150%	4,835,000	5,394,322
Pennsylvania Electric Co.(b)
06/01/2029	3.600%	1,630,000	1,731,089
San Diego Gas & Electric Co.(c)
04/15/2050	3.320%	1,720,000	1,717,712
Southern California Edison Co.
10/01/2043	4.650%	2,090,000	2,295,909
03/01/2048	4.125%	2,200,000	2,320,676
02/01/2050	3.650%	775,000	759,055
1st Refunding Mortgage
03/15/2043	3.900%	1,252,000	1,254,951
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Co. (The)
07/01/2036	4.250%	2,344,000	2,355,974
07/01/2046	4.400%	11,215,000	11,666,573
Xcel Energy, Inc.
09/15/2041	4.800%	2,664,000	2,990,316
12/01/2049	3.500%	7,250,000	6,658,966
Total			127,041,348
Finance Companies 1.0%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	16,020,000	17,098,192
Food and Beverage 3.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	22,974,000	25,021,780
Bacardi Ltd.(b)
05/15/2038	5.150%	10,771,000	11,234,409
Conagra Brands, Inc.
11/01/2038	5.300%	4,065,000	4,429,441
11/01/2048	5.400%	1,230,000	1,375,522
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	10,251,000	9,304,149
Mars, Inc.(b)
04/01/2059	4.200%	3,350,000	3,810,876
Molson Coors Brewing Co.
07/15/2046	4.200%	1,122,000	1,012,826
PepsiCo, Inc.
10/06/2046	3.450%	1,410,000	1,587,945
03/19/2060	3.875%	2,755,000	3,417,680
Tyson Foods, Inc.
06/02/2047	4.550%	1,410,000	1,570,935
Total			62,765,563
Health Care 1.8%
Abbott Laboratories
11/30/2046	4.900%	1,860,000	2,544,309
Becton Dickinson and Co.
05/15/2044	4.875%	2,063,000	2,029,940
Cardinal Health, Inc.
09/15/2045	4.900%	2,750,000	2,839,610
Cigna Corp.
03/15/2040	3.200%	5,630,000	5,212,239
12/15/2048	4.900%	1,180,000	1,415,751
CVS Health Corp.
03/25/2048	5.050%	10,096,000	11,528,001
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	3,425,000	3,555,176

2	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Thermo Fisher Scientific, Inc.
10/01/2029	2.600%	1,086,000	1,061,619
Total			30,186,645
Healthcare Insurance 1.2%
Aetna, Inc.
08/15/2047	3.875%	1,765,000	1,794,807
Anthem, Inc.
08/15/2044	4.650%	2,795,000	3,055,097
Centene Corp.(b)
12/15/2029	4.625%	2,197,000	2,206,757
02/15/2030	3.375%	1,264,000	1,176,677
UnitedHealth Group, Inc.
08/15/2039	3.500%	12,052,000	12,985,724
Total			21,219,062
Independent Energy 0.6%
Canadian Natural Resources Ltd.
03/15/2038	6.250%	1,945,000	1,510,844
ConocoPhillips Co.
11/15/2044	4.300%	2,890,000	2,577,164
Hess Corp.
02/15/2041	5.600%	3,895,000	2,673,223
Noble Energy, Inc.
11/15/2043	5.250%	4,740,000	2,961,997
Total			9,723,228
Integrated Energy 0.4%
Cenovus Energy, Inc.
06/15/2047	5.400%	3,110,000	1,413,107
Shell International Finance BV
11/07/2049	3.125%	5,280,000	5,243,472
Total			6,656,579
Life Insurance 2.3%
American International Group, Inc.
07/16/2044	4.500%	2,570,000	2,639,964
Brighthouse Financial, Inc.
06/22/2047	4.700%	552,000	435,811
Guardian Life Insurance Co. of America (The)(b)
Subordinated
01/24/2077	4.850%	4,523,000	5,039,688
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
10/15/2070	3.729%	6,345,000	5,864,402
04/01/2077	4.900%	50,000	53,248
MetLife, Inc.
03/01/2045	4.050%	1,100,000	1,164,078
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New York Life Insurance Co.(b)
Subordinated
05/15/2069	4.450%	3,830,000	4,002,197
Northwestern Mutual Life Insurance Co. (The)(b)
09/30/2059	3.625%	7,603,000	6,855,462
Prudential Financial, Inc.
03/13/2051	3.700%	2,725,000	2,491,455
Teachers Insurance & Annuity Association of America(b)
Subordinated
05/15/2047	4.270%	6,596,000	6,436,112
Voya Financial, Inc.
06/15/2046	4.800%	4,225,000	4,439,955
Total			39,422,372
Media and Entertainment 1.0%
Discovery Communications LLC
09/20/2037	5.000%	1,600,000	1,600,891
05/15/2049	5.300%	4,792,000	4,826,240
Fox Corp.(b)
01/25/2039	5.476%	1,340,000	1,545,046
Walt Disney Co. (The)
11/15/2037	6.650%	2,735,000	3,849,477
09/15/2044	4.750%	4,000,000	5,006,814
03/23/2050	4.700%	253,000	328,306
Total			17,156,774
Midstream 2.6%
Energy Transfer Operating LP
05/15/2050	5.000%	4,590,000	3,605,939
Enterprise Products Operating LLC
01/31/2050	4.200%	1,640,000	1,545,335
01/31/2060	3.950%	4,360,000	3,719,311
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	1,925,000	1,766,995
Kinder Morgan, Inc.
02/15/2046	5.050%	11,960,000	11,434,662
MPLX LP
04/15/2048	4.700%	7,745,000	5,987,550
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	11,620,000	7,631,447
Southern Natural Gas Co. LLC
03/01/2032	8.000%	560,000	863,051
Western Gas Partners LP
08/15/2048	5.500%	4,865,000	1,829,434
Williams Companies, Inc. (The)
09/15/2045	5.100%	7,525,000	6,835,295
Total			45,219,019

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.8%
NiSource, Inc.
02/15/2043	5.250%	1,575,000	1,691,809
02/15/2044	4.800%	3,351,000	3,311,336
05/15/2047	4.375%	5,269,000	5,365,552
Sempra Energy
06/15/2027	3.250%	4,000	3,938
02/01/2048	4.000%	3,650,000	3,664,484
Total			14,037,119
Oil Field Services 0.1%
Halliburton Co.
11/15/2045	5.000%	1,945,000	1,502,124
Pharmaceuticals 2.9%
AbbVie, Inc.(b)
11/21/2049	4.250%	12,915,000	13,759,298
Allergan Funding SCS
06/15/2044	4.850%	3,290,000	3,840,469
Amgen, Inc.
02/21/2050	3.375%	6,535,000	6,787,087
Bristol-Myers Squibb Co.(b)
02/20/2048	4.550%	1,082,000	1,377,429
10/26/2049	4.250%	4,382,000	5,533,410
Johnson & Johnson
12/05/2033	4.375%	10,574,000	13,628,608
Pfizer, Inc.
03/15/2049	4.000%	3,345,000	4,096,848
Total			49,023,149
Property & Casualty 0.4%
Liberty Mutual Group, Inc.(b)
10/15/2050	3.951%	3,880,000	3,583,095
Travelers Companies, Inc. (The)
05/30/2047	4.000%	2,405,000	2,723,830
Total			6,306,925
Railroads 1.3%
Canadian National Railway Co.
02/03/2048	3.650%	1,510,000	1,648,088
CSX Corp.
09/15/2049	3.350%	2,785,000	2,699,784
11/01/2066	4.250%	4,793,000	4,746,501
Norfolk Southern Corp.
08/15/2052	4.050%	3,670,000	3,624,213
Union Pacific Corp.
08/15/2059	3.950%	5,130,000	5,396,206
02/05/2070	3.750%	730,000	709,874
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Pacific Corp.(b)
03/20/2060	3.839%	3,580,000	3,790,725
Total			22,615,391
Restaurants 0.4%
McDonald’s Corp.
09/01/2049	3.625%	6,260,000	6,300,176
Retailers 0.9%
Lowe’s Companies, Inc.
05/03/2047	4.050%	6,050,000	6,192,108
Target Corp.
04/15/2046	3.625%	4,000,000	4,445,118
Walmart, Inc.
12/15/2047	3.625%	2,630,000	3,077,293
09/24/2049	2.950%	1,810,000	1,934,043
Total			15,648,562
Supermarkets 0.3%
Kroger Co. (The)
04/15/2042	5.000%	1,064,000	1,161,878
02/01/2047	4.450%	1,105,000	1,150,497
01/15/2048	4.650%	2,230,000	2,461,868
Total			4,774,243
Technology 3.9%
Apple, Inc.
02/09/2045	3.450%	8,925,000	10,038,426
09/11/2049	2.950%	1,180,000	1,246,987
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	7,800,000	7,450,513
Corning, Inc.
11/15/2079	5.450%	1,130,000	1,163,844
Intel Corp.
05/11/2047	4.100%	3,000,000	3,615,071
03/25/2060	4.950%	2,555,000	3,521,026
International Business Machines Corp.
05/15/2049	4.250%	8,336,000	9,783,772
Microsoft Corp.
08/08/2046	3.700%	11,545,000	13,825,571
Oracle Corp.
07/08/2034	4.300%	3,110,000	3,504,749
07/15/2046	4.000%	2,500,000	2,653,089
Oracle Corp.(c)
04/01/2060	3.850%	7,915,000	7,888,841
QUALCOMM, Inc.
05/20/2047	4.300%	1,475,000	1,798,193
Total			66,490,082

4	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 0.2%
BAT Capital Corp.
08/15/2047	4.540%	3,270,000	2,979,479
Transportation Services 1.0%
ERAC U.S.A. Finance LLC(b)
11/01/2046	4.200%	5,521,000	5,058,703
FedEx Corp.
11/15/2045	4.750%	3,390,000	3,237,981
04/01/2046	4.550%	4,135,000	3,891,870
United Parcel Service, Inc.
11/15/2047	3.750%	1,530,000	1,596,807
09/01/2049	3.400%	2,790,000	2,734,159
Total			16,519,520
Wireless 0.9%
American Tower Corp.
08/15/2029	3.800%	5,245,000	5,332,083
Rogers Communications, Inc.
11/15/2049	3.700%	5,755,000	5,913,158
Vodafone Group PLC
09/17/2050	4.250%	3,850,000	3,941,763
Total			15,187,004
Wirelines 2.7%
AT&T, Inc.
12/15/2042	4.300%	13,630,000	14,244,374
12/15/2043	5.350%	545,000	582,195
06/15/2045	4.350%	12,705,000	13,316,835
Telefonica Emisiones SAU
03/06/2048	4.895%	3,970,000	4,407,342
Verizon Communications, Inc.
08/21/2046	4.862%	10,905,000	14,202,366
Total			46,753,112
Total Corporate Bonds & Notes (Cost $804,912,499)			816,861,205

Foreign Government Obligations(d) 0.5%

Mexico 0.5%
Mexico Government International Bond
01/15/2047	4.350%	8,300,000	7,974,112
Total Foreign Government Obligations (Cost $7,628,540)			7,974,112

U.S. Treasury Obligations 44.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
10/31/2024	2.250%	2,376,000	2,576,661
08/15/2027	2.250%	8,800,000	9,857,375
05/15/2028	2.875%	5,000,000	5,887,500
05/15/2029	2.375%	3,500,000	4,021,172
02/15/2031	5.375%	4,000,000	5,875,625
02/15/2036	4.500%	30,000,000	45,529,687
05/15/2038	4.500%	30,000,000	46,987,500
02/15/2039	3.500%	49,000,000	68,661,250
11/15/2039	4.375%	6,300,000	9,857,531
08/15/2040	3.875%	10,000,000	14,860,937
02/15/2041	4.750%	8,000,000	13,253,750
05/15/2041	4.375%	25,383,000	40,339,140
05/15/2043	2.875%	17,600,000	22,891,000
08/15/2044	3.125%	16,500,000	22,635,937
11/15/2044	3.000%	10,000,000	13,467,188
11/15/2045	3.000%	12,000,000	16,338,750
11/15/2046	2.875%	8,000,000	10,703,750
11/15/2047	2.750%	26,500,000	34,905,469
02/15/2048	3.000%	101,200,000	139,497,875
08/15/2049	2.250%	2,235,000	2,703,652
U.S. Treasury(e)
05/15/2047	3.000%	122,157,900	167,489,933
U.S. Treasury(f)
STRIPS
02/15/2040	0.000%	38,410,800	30,470,567
11/15/2041	0.000%	13,661,000	10,290,042
05/15/2043	0.000%	19,069,000	13,862,269
Total U.S. Treasury Obligations (Cost $564,389,895)			752,964,560

Money Market Funds 6.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(g),(h)	102,114,605	102,063,547
Total Money Market Funds (Cost $102,101,354)		102,063,547
Total Investments in Securities (Cost: $1,497,994,051)		1,699,382,558
Other Assets & Liabilities, Net		5,090,067
Net Assets		1,704,472,625

At March 31, 2020, securities and/or cash totaling $7,815,322 were pledged as collateral.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	251	06/2020	USD	44,944,688	3,473,162	—
U.S. Ultra Treasury Bond	434	06/2020	USD	96,293,750	8,047,366	—
Total					11,520,528	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(342)	06/2020	USD	(47,431,125)	—	(2,098,581)
U.S. Ultra Bond 10-Year Note	(83)	06/2020	USD	(12,950,594)	—	(207,045)
Total					—	(2,305,626)
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2020.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $91,287,047, which represents 5.36% of total net assets.
(c)	Represents a security purchased on a when-issued basis.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	61,440,486	149,292,682	(108,618,563)	102,114,605	(13,237)	(37,807)	279,463	102,063,547
Abbreviation Legend
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2020